Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dreamstart [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 454,845	$ 1,611,256	$ 1,187,922
CBG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	208,330	391,800
JG Fashion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	207,461	309,473
Lu&co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	10,675	9,402	0
Acorn Composite [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	924,757	0	0
IS Seafood [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	22,810	0	0
Dragon Law [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,785	2,026	0
URBN Hotels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,820	0	0
Jia He Hotel [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,513	0	0
Cachet Hotel [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,307	$ 0	$ 0